Summary of significant accounting policies (Tables)	12 Months Ended
Jun. 30, 2022
Schedule of evolution of these indices
Annual price variation	June 30, 2020	June 30, 2021	June 30, 2022	Cumulative as of June 30, 2022 (3 years)
	43%	50%	64%	252%

Schedule of business through several operating and investment companies
			% of ownership interest held by the Group
Name of the entity	Country	Main activity	06.30.2022	06.30.2021	06.30.2020

IRSA's direct interest:
E-Commerce Latina S.A.	Argentina	Investment	100.00%	100.00%	100.00%
Efanur S.A.	Uruguay	Investment	100.00%	100.00%	100.00%
Hoteles Argentinos S.A.U.	Argentina	Hotel	100.00%	100.00%	100.00%
Inversora Bolívar S.A.	Argentina	Investment	100.00%	100.00%	100.00%
Llao Llao Resorts S.A. (1)	Argentina	Hotel	50.00%	50.00%	50.00%
Nuevas Fronteras S.A.	Argentina	Hotel	76.34%	76.34%	76.34%
Palermo Invest S.A.	Argentina	Investment	100.00%	100.00%	100.00%
Ritelco S.A.	Uruguay	Investment	100.00%	100.00%	100.00%
Tyrus S.A.	Uruguay	Investment	100.00%	100.00%	100.00%
U.T. IRSA y Galerias Pacifico (1)	Argentina	Investment	50.00%	50.00%	50.00%
Arcos del Gourmet S.A.	Argentina	Real estate	90.00%	90.00%	90.00%
Emprendimiento Recoleta S.A.	Argentina	Real estate	53.68%	53.68%	53.68%
Fibesa S.A. (2)	Argentina	Real estate	100.00%	100.00%	100.00%
Panamerican Mall S.A.	Argentina	Real estate	80.00%	80.00%	80.00%
Shopping Neuquén S.A.	Argentina	Real estate	99.95%	99.95%	99.95%
Torodur S.A.	Uruguay	Investment	100.00%	100.00%	100.00%
EHSA	Argentina	Investment	70.00%	70.00%	70.00%
Centro de Entretenimiento La Plata	Argentina	Real estate	100.00%	100.00%	100.00%
We Are Appa S.A.	Argentina	Design and software development	93.63%	93.63%	69.69%
Tyrus S.A.'s direct interest:
DFL and DN BV	Bermuda’s / Netherlands	Investment	99.50%	99.50%	97.04%
IRSA International LLC	USA	Investment	100.00%	100.00%	100.00%
Jiwin S.A.	Uruguay	Investment	100.00%	100.00%	100.00%
Liveck S.A. (4)	British Virgin Islands	Investment	100.00%	100.00%	100.00%
Real Estate Strategies LLC	USA	Investment	100.00%	100.00%	100.00%
Efanur S.A.'s direct interest:
Real Estate Investment Group VII LP (REIG VII)	Bermuda’s	Investment	100.00%	100.00%	100.00%
DFL's and DN BV's direct interest:
IDB Development Corporation Ltd. (3)	Israel	Investment	-	-	100.00%
Dolphin IL Investment Ltd.	Israel	Investment	100.00%	100.00%	100.00%
DIL's direct interest:
Discount Investment Corporation Ltd. (3)	Israel	Investment	-	-	83.72%
IDBD's direct interest:
IDB Tourism (2009) Ltd. (3)	Israel	Tourism services	-	-	100.00%
IDB Group Investment Inc (3)	Israel	Investment	-	-	100.00%
DIC's direct interest:
Property & Building Corporation Ltd. (3)	Israel	Real estate	-	-	72.40%
Cellcom Israel Ltd. (3)	Israel	Telecommunications	-	-	46.20%
Elron Electronic Industries Ltd. (3)	Israel	Investment	-	-	61.06%
Bartan Holdings and Investments Ltd. (3)	Israel	Investment	-	-	55.68%
Epsilon Investment House Ltd. (3)	Israel	Investment	-	-	68.75%
Mehadrin Ltd. (3)	Israel	Agricultural	-	-	43.75%
PBC's direct interest:
Gav-Yam Bayside Land Corporation Ltd. (3)	Israel	Real estate	-	-	-
Ispro The Israeli Properties Rental Corporation Ltd. (3)	Israel	Real estate	-	-	100.00%
Matam - Scientific Industries Center Haifa Ltd. (3)	Israel	Real estate	-	-	50.10%
Hadarim Properties Ltd. (3)	Israel	Real estate	-	-	100.00%
Property & Building (Commercial Centers) Ltd. (3)	Israel	Real estate	-	-	100.00%
PBC USA Investments Inc (3)	USA	Real estate	-	-	100.00%

Schedule of useful life
Buildings and facilities	Between 5 and 50 years
Machinery and equipment	Between 3 and 24 years
Communication networks	Between 4 and 20 years
Others	Between 3 and 25 years